UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22843

Center Coast MLP & Infrastructure Fund

(Exact name of registrant as specified in charter)

Center Coast Capital Advisors, LP
1600 Smith Street
Suite 3800
Houston, TX 77002

(Address of principal executive offices) (Zip code)

Dan C. Tutcher
Center Coast Capital Advisors, LP
1600 Smith Street
Suite 3800
Houston, TX 77002

(Name and address of agent for service)

Registrant's telephone number, including area code: (713) 759-1400

Date of fiscal year end: November 30

Date of reporting period: February 28, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Center Coast MLP & Infrastructure Fund
Schedule of Investments
February 28, 2015 (unaudited)

Number of Shares		Value

	COMMON STOCK - 27.0%
	Diversified C Corp - 12.9%
805,688	Kinder Morgan, Inc. [1]	$33,041,265
45,486	SemGroup Corp. - Class A [1]	3,516,523
		36,557,788

	General Partner C Corp - 14.1%
177,130	Enlink Midstream LLC	5,909,057
458,180	Plains GP Holdings LP - Class A [1,2]	13,122,275
84,183	Targa Resources Corp. [1]	8,382,943
254,462	Williams Cos., Inc. [1,2]	12,478,816
		39,893,091

	Total Common Stock
	(Cost $72,961,805)	76,450,879

	MASTER LIMITED PARTNERSHIP SHARES - 117.4%
	Diversified - 41.0%
746,193	Enterprise Products Partners LP [1,2]	24,878,075
492,308	ONEOK Partners LP [1,2]	20,573,551
528,782	Targa Resources Partners LP [1,2]	23,171,227
298,547	Tesoro Logistics LP [1]	17,142,569
594,580	Williams Partners LP [1]	30,406,821
		116,172,243

	Fuel Distribution - 2.1%
115,199	Sunoco LP	5,941,964
		5,941,964

	Gas Gatherers & Processors - 15.5%
415,017	EnLink Midstream Partners LP [1]	11,147,357
139,815	MarkWest Energy Partners LP 1	9,080,984
75,737	QEP Midstream Partners LP	1,234,513
32,813	Summit Midstream Partners LP	1,183,565
304,603	Western Gas Partners LP [1,2]	21,194,277
		43,840,696

	Gas Transportation & Storage - 19.5%
257,325	Columbia Pipeline Partners LP [1,3]	7,125,329
56,430	Dominion Midstream Partners LP [1]	2,313,630
166,129	EQT Midstream Partners LP [1]	13,825,255
221,556	Spectra Energy Partners LP [1]	11,817,797
92,728	Tallgrass Energy Partners LP [1]	4,433,326
238,108	TC Pipelines LP [1]	15,710,366
		55,225,703

	General Partner Partnership - 3.1%
143,133	Western Gas Equity Partners LP 1	8,951,538
		8,951,538

	Large Cap Liquids Transportation & Storage - 26.0%
235,965	Buckeye Partners LP [1]	18,343,919
208,215	Magellan Midstream Partners LP [1]	17,115,273
412,346	Plains All American Pipeline LP [1,2]	20,571,942
403,290	Sunoco Logistics Partners LP [1]	17,833,484
		73,864,618

	Other - 3.3%
208,303	Martin Midstream Partners LP [1]	6,674,028
98,899	Westlake Chemical Partners LP [1]	2,639,614
		9,313,642

Center Coast MLP & Infrastructure Fund
Schedule of Investments
February 28, 2015 (unaudited) (continued)

Number of Shares		Value

	MASTER LIMITED PARTNERSHIP SHARES (continued)
	Small Cap Liquids Transportation & Storage - 6.9%
166,614	Blueknight Energy Partners LP	$1,244,607
43,128	MPLX LP [1]	3,545,122
77,050	Phillips 66 Partners LP [1]	5,485,189
189,489	Shell Midstream Partners LP [1]	7,401,440
25,000	USD Partners LP	330,250
54,100	Western Refining Logistics LP	1,613,803
		19,620,411

	Total Master Limited Partnership Shares
	(Cost $311,905,087)	$332,930,815

Principal Amount		Value
	Short-Term Investments - 0.3%
$814,835	UMB Money Market Fiduciary, 0.01% [4]	$814,835
	Total Short-Term Investments	814,835
	(Cost $814,835)

	Total Investments - 144.7%
	(Cost $385,681,727)	410,196,529
	Liabilities in Excess of Other Assets - (44.7)%	(126,769,749)
	Total Net Assets - 100%	$283,426,780

Number of Contracts		Notional Amount	Value
	Written Option Contracts- (0.0)% **
	Put Options - (0.0)% **
	Antero Midstream Partners LP
(11)	Exercise Price: $22.5, Expiration Date: March 20, 2015	$24,750	$(550)
	CONE Midstream Partners LP
(250)	Exercise Price: $22.5, Expiration Date: March 20, 2015	562,500	(21,875)
	Delek Logistics Partners LP
(250)	Exercise Price: $35, Expiration Date: March 20, 2015	875,000	(10,000)
	EnLink Midstream Partners LP
(325)	Exercise Price: $26, Expiration Date: March 20, 2015	845,000	(16,250)
	EnLink Midstream Partners LP
(75)	Exercise Price: $27, Expiration Date: March 20, 2015	202,500	(7,313)
	Rose Rock Midstream LP
(250)	Exercise Price: $40, Expiration Date: March 20, 2015	1,000,000	(6,250)
	Sunoco LP
(30)	Exercise Price: $45, Expiration Date: March 20, 2015	135,000	(1,650)
	Tesoro Logistics LP
(125)	Exercise Price: $50, Expiration Date: March 20, 2015	625,000	(3,437)
	Western Gas Equity Partners LP
(150)	Exercise Price: $55, Expiration Date: March 20, 2015	825,000	(19,500)
	Western Refining Logistics LP
(250)	Exercise Price: $25, Expiration Date: March 20, 2015	625,000	(12,500)

	Total Put Options
	(proceeds $85,096)	5,719,750	(99,325)

	Total Written Option Contracts
	(proceeds $85,096)	$5,719,750	$(99,325)

LLC - Limited Liability Company
LP - Limited Partnership

[1]	All or a portion of the security has been pledged as collateral with the Fund's line of credit agreement. As of February 28, 2015, the total value of securities pledged as collateral for the line of credit agreement was $261,801,059.
[2]	All or a portion of this security has been pledged as collateral for written option contracts. As of February 28, 2015 the total value of securities pledged as collateral for written options contracts was $12,720,621.
[3]	Non-income producing security.
[4]	The rate quoted is the annualized seven-day yield of the Fund at the period end.

*	All investments domiciled in the United States.
**	Rounds to less than 0.05%.

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”), and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation levels, as of February 28, 2015:

Assets	Level 1	Level 2*	Level 3*	Total
Common Stock	$76,450,879	$-	$-	$76,450,879
Master Limited Partnerships[1]	332,930,815	-	-	332,930,815
Short-Term Investments	814,835	-	-	814,835
Total Assets	$410,196,529	$-	$-	$410,196,529

Liabilities	Level 1	Level 2*	Level 3*	Total
Written Put Options	$(99,325)	$-	$-	$(99,325)
Total Liabilities	$(99,325)	$-	$-	$(99,325)

[1]	All Master Limited Partnerships held by the Fund are Level 1 securities. For a detailed break-out of Master Limited Partnerships by major industry classification, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 2 & 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers during the period.

At February 28, 2015, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes was as follows:

Cost of investments	$356,161,108

Unrealized appreciation	$63,795,299
Unrealized (depreciation)	(9,759,878)

Net unrealized appreciation/(depreciation) on investments	$54,035,421

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from Master Limited Partnership (“MLP”) K-1s, which is treated as an increase/(decrease) in cost basis of the MLP shares held, and timing differences in recognizing certain gains and losses in security transactions.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and  procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the  registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Center Coast MLP & Infrastructure Fund

By :	/s/ Dan C. Tutcher
Dan C. Tutcher, President and Chief Executive Officer
(Principal Executive Officer)

Date	April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dan C. Tutcher
Dan C. Tutcher, President and Chief Executive Officer
(Principal Executive Officer)

Date	April 29, 2015

By:	/s/ William H. Bauch
William H. Bauch, Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date	April 29, 2015